NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation and Principles of Consolidation (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied.

The accompanying consolidated financial statements include the financial statements of Dogness, HK Dogness, HK Jiasheng, Dongguan Dogness, Dongguan Jiasheng, Meijia, Dogness Overseas and Dogness Group. All inter-company balances and transactions have been eliminated upon consolidation. The Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hong Kong) Pet Products Co., Ltd. (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 09,2009	Zhangzhou, China	100%	manufacturing of pet leash products
Dogness Overseas Ltd (‘Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (‘Dogness Goup”)	January 23, 2018	Delaware, United States	100%	Trading